Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories Net
Inventories as at December 31, 2019 and 2020, are as follows:

	December 31, 2019						December 31, 2020
(In millions of Korean won)	Acquisition cost		Valuation allowance		Book amount		Acquisition cost		Valuation allowance		Book amount
Merchandise	￦	805,691	￦	(144,438)	￦	661,253	￦	650,856	￦	(133,224)	￦	517,632
Others		130,424		—		130,424		17,004		—		17,004

Total	￦	936,115	￦	(144,438)	￦	791,677	￦	667,860	￦	(133,224)	￦	534,636